Summary of Significant Accounting Policies - Schedule of Useful Lives of Plant and Equipment (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Computer [Member]
Estimated useful life of plant and equipment	2 years 6 months	2 years 6 months
Office Equipment [Member]
Estimated useful life of plant and equipment	10 years	10 years
Furniture and Fittings [Member]
Estimated useful life of plant and equipment	10 years	10 years
Office Renovations [Member]
Estimated useful lives, description	Over lease term	Over lease term
Signage [Member]
Estimated useful life of plant and equipment	10 years	10 years